EMPLOYEE BENEFITS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefit Plan [Abstract]
Total contribution for employee benefits	¥ 39,756	¥ 42,931	¥ 69,370